Description of Organization and Business Operations - Additional Information (Detail) - USD ($)		5 Months Ended	9 Months Ended
	Oct. 23, 2017	Dec. 31, 2017	Sep. 30, 2018
Organization And Business Operations [Line Items]
Location of incorporation			Cayman Islands
Date of incorporation			Jul. 26, 2017
Net proceeds from sale of units		$ 337,371,706
Warrants price per share		$ 1.50	$ 1.50
Trust account	$ 345,000,000
Minimum percentage of fair market value of business acquisition to assets in trust account		80.00%	80.00%
Minimum percentage of outstanding voting securities to be acquired for completion of business combination		50.00%	50.00%
Cash		$ 928,388	$ 986,401
Annual limit of interest released to fund working capital requirements		750,000	750,000
Interest earned from funds held in trust account for working capital purposes			563,000
Minimum net tangible assets to complete business combination		$ 5,000,001	$ 5,000,001
Percentage of aggregate common shares that may be redeemed without prior consent		15.00%	15.00%
Maximum interest to pay dissolution expenses		$ 100,000	$ 100,000
Withdrawal of interest earned from funds held in trust account for working capital purposes			563,000
Working capital		$ 1,100,000	$ 1,100,000
Maximum [Member]
Organization And Business Operations [Line Items]
Period from closing of public offering to complete business combination		27 months	27 months
Minimum [Member]
Organization And Business Operations [Line Items]
Period from closing of public offering to complete business combination		24 months	24 months
Sponsors [Member] | Private Placement [Member]
Organization And Business Operations [Line Items]
Number of private placement warrants issued	5,933,334	5,933,334
Warrants price per share	$ 1.50
Proceeds from sale of private placement warrants to sponsors	$ 8,900,000	$ 8,900,000
U.S. Government Securities [Member] | Maximum [Member]
Organization And Business Operations [Line Items]
Debt instrument, maturity period	180 days
Class A Ordinary Shares [Member]
Organization And Business Operations [Line Items]
Net proceeds from sale of units	$ 345,000,000
Offering costs incurred	19,700,000	19,700,000
Deferred underwriting commissions	$ 12,075,000	$ 12,075,000
Initial redemption price		$ 10.00	$ 10.00
Percentage of public shares required to repurchase if business combination is not completed within specified period		100.00%	100.00%
Class A Ordinary Shares [Member] | IPO [Member]
Organization And Business Operations [Line Items]
Sale of units	34,500,000	34,500,000
Price per share	$ 10.00
Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Organization And Business Operations [Line Items]
Sale of units	4,500,000
Class A Ordinary Shares [Member] | Anchor Investors [Member]
Organization And Business Operations [Line Items]
Shares to be sold under forward agreements		15,789,474	15,789,474
Forward agreements price per share		$ 9.50	$ 9.50
Forward agreements, aggregate amount		$ 150,000,000	$ 150,000,000
Class A Ordinary Shares [Member] | Anchor Investors [Member] | Contingent Call Shares [Member]
Organization And Business Operations [Line Items]
Threshold share price		$ 11.00	$ 11.00
Number of trading days for calculating share price		20 days	20 days
Number of consecutive trading days for calculating share price		30 days	30 days
Share purchase price		$ 0.01	$ 0.01
Ratio to determine shares that may be purchased		5.56%	5.56%